Fair Value - Additional Information (Details) - USD ($)		12 Months Ended
	Oct. 11, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Dec. 31, 2022
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Common stock outstanding		5,560,829	4,732,090		11,778,392
Common shares issued		5,560,829	4,732,090	11,778,392	11,778,392
Net proceeds from share issuance	$ 6,000,002
Discounted rate of call options		8.90%
Revaluation of call option		$ 0
Call Option
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value of asset related to call option			$ 5,523,255
Acasti Shares
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Common stock outstanding		0	31,250
Reverse stock split		8 to 1
Fair value of investment			$ 150,000
Fair value of investment per share			$ 4.80
Common shares issued		31,250	750,000
Net proceeds from share issuance		$ 55,610	$ 420,219
Gain or loss on sale of shares		$ (101,634)	$ 151,799